Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 632	$ 286
Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	340	262
Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	272	1,199
Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,183	2,370
Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,508	3,343
Nanjing Probio Biotech Co., Ltd. | Trade receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	90	409
Nanjing Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	251	274
Nanjing Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	21	22
Nanjing Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3	0
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	205	286
Nanjing GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	321	243
Nanjing GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	935	2,301
Nanjing GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,435	3,293
Genscript USA Incorporated | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	16	19
Genscript USA Incorporated | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	134	46
Genscript USA Incorporated | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	58	50
Jiangsu GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	3	0
Jiangsu GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	93	1
Jiangsu GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	7	0
Jiangsu GenScript Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	21	925
Jiangsu GenScript Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	4	0
Genscript USA Holdings Inc | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	427	0
Genscript Netherlands | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 1	$ 0